Law Offices
                           DRINKER BIDDLE & REATH LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996
                                 (215) 988-2580
                            Facsimile (215) 988-2757


                                 October 4, 2001

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

     RE: WESTCORE TRUST
         FILE NOS. 002-75677 AND 811-3373

Ladies and Gentlemen:

     On behalf of Westcore Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that the Trust's Equity & Bond Funds Prospectus, the Trust's Equity Funds Prospectus and the Trust's Statement of Additional Information, each dated October 1, 2001, that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from the Prospectuses and Statement of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA No.53"), which was filed on September 24, 2001; and the text of PEA No.53 has been filed electronically.

     Questions and Comments concerning this letter may be directed to the undersigned at (215) 988-3373.

                                     Very truly yours,

                                     /s/ Michael G. Phillips

                                     Michael G. Phillips